Concentrations - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Revenue	$ 831,324	$ 877,905	$ 819,024
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	304,457	301,655	298,658
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	83,223	123,151	125,900
Yang Ming [Member]
Revenue, Major Customer [Line Items]
Revenue	141,518	121,576	51,899
MOL [Member]
Revenue, Major Customer [Line Items]
Revenue	123,333	117,891	105,676
Hapag-Lloyd [Member]
Revenue, Major Customer [Line Items]
Revenue	26,770	69,661	98,811
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	76,335	75,862	74,542
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 75,688	$ 68,109	$ 63,538